UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 April 27, 2000

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109     5659   100491 SH       SOLE                                     100491
AT&T Corp.-Liberty Media Group COM              001957208     2714    45750 SH       SOLE                                      45750
Allstate Corp.                 COM              020002101     2882   121026 SH       SOLE                                     121026
American Express Co.           COM              025816109     8574    57565 SH       SOLE                                      57565
American Home Products         COM              026609107     4736    88120 SH       SOLE                                      88120
American Intl. Group           COM              026874107     1078     9843 SH       SOLE                                       9843
Amgen Corp.                    COM              031162100     7935   129295 SH       SOLE                                     129295
Amsouth Bancorporation         COM              032165102     1537   102885 SH       SOLE                                     102885
Atlantic Richfield Co.         COM              048825103     3355    39470 SH       SOLE                                      39470
Avon Products                  COM              054303102     1933    66071 SH       SOLE                                      66071
BP Amoco PLC Spons ADR         COM              055622104     1373    25776 SH       SOLE                                      25776
Bank of America Corp.          COM              060505104     4814    91814 SH       SOLE                                      91814
Bell South Corp.               COM              079860102      772    16472 SH       SOLE                                      16472
Best Buy Co., Inc.             COM              086516101     3229    37550 SH       SOLE                                      37550
Boston Scientific Corp.        COM              101137107     1562    73300 SH       SOLE                                      73300
Bristol Myers Squibb Co.       COM              110122108      967    16670 SH       SOLE                                      16670
CT Communications, Inc.        COM              126426402      420     7000 SH       SOLE                                       7000
CVS Corp.                      COM              126650100     2383    63433 SH       SOLE                                      63433
Catalina Marketing Corporation COM              148867104      911     9000 SH       SOLE                                       9000
Caterpillar Inc.               COM              149123101      215     5460 SH       SOLE                                       5460
Charming Shoppes, Inc.         COM              161133103      171    30000 SH       SOLE                                      30000
Cheesecake Factory, Inc.       COM              163072101      416    10000 SH       SOLE                                      10000
Chevron Corp.                  COM              166751107      222     2399 SH       SOLE                                       2399
Circuit City Stores            COM              172737108     7650   125675 SH       SOLE                                     125675
Coca Cola Co.                  COM              191216100     1083    23073 SH       SOLE                                      23073
Concord EFS, Inc.              COM              206197105      502    21900 SH       SOLE                                      21900
Concurrent Computer Corp.      COM              206710204      127    10000 SH       SOLE                                      10000
Conoco Class B                 COM              208251405      933    36392 SH       SOLE                                      36392
Costco Wholesale Corp.         COM              22160k105     5106    97150 SH       SOLE                                      97150
Cox Communications, Inc. Class COM              224044107     1908    39350 SH       SOLE                                      39350
Disney (Walt) Co.              COM              254687106     8845   214425 SH       SOLE                                     214425
Dow Chemical Co.               COM              260543103      383     3364 SH       SOLE                                       3364
Dow Jones & Co.                COM              260561105      409     5700 SH       SOLE                                       5700
DuPont                         COM              263534109      352     6646 SH       SOLE                                       6646
Emerson Electric Co.           COM              291011104     3980    74923 SH       SOLE                                      74923
Enron Corp.                    COM              293561106      449     6000 SH       SOLE                                       6000
Exxon Mobil Corp.              COM              30231G102     9714   124633 SH       SOLE                                     124633
Finlay Enterprises, Inc.       COM              317884203      185    15000 SH       SOLE                                      15000
First Union Corp.              COM              337358105     2951    79226 SH       SOLE                                      79226
Firstar Corp                   COM              33763V109     2746   119700 SH       SOLE                                     119700
GTE Corp.                      COM              362320103      736    10370 SH       SOLE                                      10370
Gannett Co. Inc.               COM              364730101     8593   122102 SH       SOLE                                     122102
General Electric Co.           COM              369604103    21551   138479 SH       SOLE                                     138479
General Motors Corp Cl H       COM              370442832     2281    18325 SH       SOLE                                      18325
Global Crossing Ltd.           COM              G3921A100      205     5000 SH       SOLE                                       5000
Goldman Sachs Group            COM              38141g104      358     3400 SH       SOLE                                       3400
H. J. Heinz Co.                COM              423074103      272     7800 SH       SOLE                                       7800
Hewlett - Packard              COM              428236103     7963    59925 SH       SOLE                                      59925
Home Depot Inc.                COM              437076102    16667   258402 SH       SOLE                                     258402
Horace Mann Educators Corp     COM              440327104      337    18275 SH       SOLE                                      18275
Int'l Business Machines Corp.  COM              459200101     9322    79001 SH       SOLE                                      79001
Intel Corp.                    COM              458140100    14288   108295 SH       SOLE                                     108295
International Speedway Corp. C COM              460335102     1350    30000 SH       SOLE                                      30000
Internet HOLDRs Trust          COM              46059w102     6139    36900 SH       SOLE                                      36900
Interpublic Group of Cos Inc.  COM              460690100      397     8398 SH       SOLE                                       8398
Intuit, Inc.                   COM              461202103      832    15300 SH       SOLE                                      15300
Jefferson - Pilot              COM              475070108     1620    24341 SH       SOLE                                      24341
Johnson & Johnson              COM              478160104     5672    80740 SH       SOLE                                      80740
Lowe's Cos.                    COM              548661107      245     4200 SH       SOLE                                       4200
MCI WorldCom Inc.              COM              55268B106     5153   113711 SH       SOLE                                     113711
Manor Care, Inc.               COM              564055101      257    19000 SH       SOLE                                      19000
McDonald's Corp.               COM              580135101      961    25703 SH       SOLE                                      25703
Media General Inc Cl A         COM              584404107      524    10000 SH       SOLE                                      10000
Media One Group, Inc.          COM              58440j104      275     3400 SH       SOLE                                       3400
Merck & Co. Inc.               COM              589331107     9853   158594 SH       SOLE                                     158594
Minnesota Mining & Mfg. Co.    COM              604059105      531     6000 SH       SOLE                                       6000
Monsanto Company               COM              611662107      807    16140 SH       SOLE                                      16140
Morgan Stanley Dean Witter & C COM              617446448    14558   175658 SH       SOLE                                     175658
Motorola Inc.                  COM              620076109     1573    10775 SH       SOLE                                      10775
National City Corp.            COM              635405103      396    19200 SH       SOLE                                      19200
News Corp Pfd Class A          COM              652487802      451     9450 SH       SOLE                                       9450
Pepsico Inc.                   COM              713448108     1124    32230 SH       SOLE                                      32230
Pfizer, Inc.                   COM              717081103     2040    55805 SH       SOLE                                      55805
Priceline.com                  COM              741503106      240     3000 SH       SOLE                                       3000
Procter & Gamble               COM              742718109     2220    39288 SH       SOLE                                      39288
Prosoft Training.com           COM              743477101      226    10000 SH       SOLE                                      10000
Rite Aid                       COM              767754104      102    18065 SH       SOLE                                      18065
Schering-Plough                COM              806605101     3158    85055 SH       SOLE                                      85055
Schlumberger Ltd.              COM              806857108     2117    27670 SH       SOLE                                      27670
Socrates Technologies Corp.    COM              833719107       31    10000 SH       SOLE                                      10000
Texaco Inc.                    COM              881694103     4950    92088 SH       SOLE                                      92088
Texas Instruments              COM              882508104     5736    35850 SH       SOLE                                      35850
Time Warner Inc.               COM              887315109    11994   119935 SH       SOLE                                     119935
Tyco International Ltd.        COM              902124106     5271   105150 SH       SOLE                                     105150
USG Corp.                      COM              903293405     1464    34900 SH       SOLE                                      34900
United Technologies Corp.      COM              913017109     3854    60998 SH       SOLE                                      60998
Wal-Mart Stores                COM              931142103      497     8800 SH       SOLE                                       8800
Warner-Lambert Co.             COM              934488107     3757    38461 SH       SOLE                                      38461